SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                   December 21, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re: AllianceBernstein Bond Fund, Inc. (the "Fund") -
             AllianceBernstein Bond Inflation Strategy
             ("Bond Inflation Strategy") and AllianceBernstein Municipal Bond Inflation Strategy ("Municipal Bond Inflation Strategy") File Nos. 2-48227 and 811-2383
             --------------------------------------------------------------

Dear Sir or Madam:

          Attached herewith please find Post-Effective Amendment No. 93 ("PEA# 93") under the Securities Act of 1933 (the "1933 Act") and Amendment No. 71 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Fund, with respect to Bond Inflation Strategy and Municipal Bond Inflation Strategy, which are each a series of the Fund. On December 18, 2009, we filed Post-Effective Amendment No. 92 ("PEA# 92") to the Registration Statement on Form N-1A of the Fund for the purpose of registering Class 1, Class 2, Class R, Class K and Class I shares of the Bond Inflation Strategy and Class 1 and Class 2 shares of the Municipal Bond Inflation Strategy (Accession #:
0000919574-09-016829). Due to a technical error, however, we received Class Identifiers for only Class 1 of the Bond Inflation Strategy and Class 1 of the Municipal Bond Inflation Strategy. We are filing PEA# 93 for the purpose of registering all of the Classes of shares of these portfolios, including Class 1, so that all of the Classes have the same filing date.

          Except for the changes described above, no other material changes were made to the Post-Effective Amendment No. 90 ("PEA# 90") to the Fund's Registration Statement filed pursuant to Rule 485(a)(2) on November 12, 2009 to register Class A, Class C and Advisor Class shares of the Bond Inflation Strategy and the Municipal Bond Inflation Strategy.

          As we discussed, the Fund and its principal underwriter will file acceleration request letters promptly upon the acceptance by the SEC of PEA# 93. These letters will request that the SEC, pursuant to Rule 461(a) under the 1933 Act, accelerate the effective date of PEA# 93 to January 26, 2010, which is the original effective date of PEA# 90.

          Please call me at the above-referenced number if you have any questions regarding the attached.

                                                   Sincerely,


                                                   /s/ Young Seo
                                                   -------------
                                                       Young Seo

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